Investments Accounted for Using the Equity Method - Stand-Alone Balance Sheet (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 13,487,584	$ 151,989,905		$ 36,892
Trade and other current receivables	209,178,012	239,425,507		28,571
TOTAL CURRENT ASSETS	591,085,044	672,467,353		65,463
NON-CURRENT ASSETS
Property, plant and equipment, net	2,747,643,715	2,919,097,994	$ 2,788,204,501	5,917,673
TOTAL NON-CURRENT ASSETS				5,917,673
TOTAL ASSETS	3,587,198,777	3,669,228,079		5,983,136
CURRENT LIABILITIES
Other current provisions	3,619,734	5,182,867		42,535
TOTAL CURRENT LIABILITIES	488,183,716	593,881,208		42,535
EQUITY
Issued capital	552,777,321	552,777,321		96,316,389
Retained earnings	1,552,064,328	1,509,995,045		(90,375,788)
TOTAL EQUITY	1,973,854,394	1,997,491,047	$ 1,989,013,953	5,940,601	$ 1,729,760,249
TOTAL LIABILITIES AND EQUITY	$ 3,587,198,777	$ 3,669,228,079		5,983,136
Liquidation Process [Member]
CURRENT ASSETS
Cash and cash equivalents				72,339
Trade and other current receivables				56,021
TOTAL CURRENT ASSETS				128,360
NON-CURRENT ASSETS
Property, plant and equipment, net				11,603,281
TOTAL NON-CURRENT ASSETS				11,603,281
TOTAL ASSETS				11,731,641
CURRENT LIABILITIES
Other current provisions				83,403
TOTAL CURRENT LIABILITIES				83,403
EQUITY
Issued capital				188,855,665
Retained earnings				(177,207,427)
TOTAL EQUITY				11,648,238
TOTAL LIABILITIES AND EQUITY				$ 11,731,641